UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [    ]:             Amendment Number:
This Amendment (Check only one.):           [     ] is a restatement.
                                            [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

         Name:             Voyageur Asset Management LLC
         Address:          90 South Seventh Street, Suite 4300
                           Minneapolis, MN 55402

13F File Number: 28-6284

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Frank C. Tonnemaker
Title:            CEO
Phone:            (612) 376-7059

Signature, Place and Date of Signing:

/s/ Frank C. Tonnemaker     Minneapolis, Minnesota      Date: April 27, 2000
Frank C. Tonnemaker

Report type: (Check only one.):

         [ X  ]   13F HOLDINGS REPORT
         [     ]  13F NOTICE
         [     ]  13F COMBINATION REPORT

List of other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
Form 13F Information Table Entry Total:      101
Form 13F Information Table Value Total:      $803,971,969

List of Other Included Managers:             None



FORM 13F
As of March 31, 2000

Name of Reporting Manager:  Voyageur Asset Management LLC

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  Item 1:              Item 2:       Item 3:   Item 4:    Item 5:            Item 6:               Item 7:       Item 8: Voting
                                                                         Invesment Discretion                   Authority (Shares)
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Name of Issuer      Title of Class   Cusip      Fair Market  Shares of (a)     (b)         (c)     Managers   (a)       (b)     (c)
                                     Number        Value     Principal Sole  Share as    Shared     see       Sole    Shared    None
                                                               Amt            defined in   Other   Instr. V
                                                                              Instr.V
------------------------------------------------------------------------------------------------------------------------------------

ADC Telecommuni      -Common Stock   000886101    1,632,413    30,300   X                                     26,550   -       3,750
  cations

Abbott Labs          -Common Stock   002824100   24,185,064   687,310   X                                    289,970   -     397,340

AES Corporation      -Common Stock   00130H105   12,844,913   163,110   X                                    144,010   -      19,100

Aflac Inc            -Common Stock   001055102    8,625,304   189,305   X                                    180,265   -       9,040

Albertsons Inc       -Common Stock   013104104   11,910,340   385,760   X                                    338,780   -      46,980

Altera Corporation   -Common Stock    21441100      205,275     2,300   X                                      2,100   -         200

American Express     -Common Stock   025816109      327,664     2,200   X                                      1,900   -         300

American Interna-    -Common Stock   026874107   12,085,406   110,369   X                                     89,470   -      20,899
tional Group Inc

Amgen Inc            -Common Stock    31162100      675,125    11,000   X                                     11,000   -           0

Anheuser Busch       -Common Stock   035229103      513,563     8,250   X                                      6,700   -       1,550

Applied Materials Inc-Common Stock    38222105      377,000     4,000   X                                      4,000   -           0

Automatic Data       -Common Stock    53015103   12,297,767   254,876   X                                    217,116   -      37,760
 Processing

Bell Atlantic Corp   -Common Stock   077853109      268,950     4,400   X                                      3,800   -         600

Bemis                -Common Stock   081437105   12,105,509   328,285   X                                    291,095   -      37,190

Bristol Meyers       -Common Stock   110122108    8,112,460   139,870   X                                    131,080   -       8,790

Cardinal Health      -Common Stock   14149Y108    8,546,008   186,289   X                                    167,705   -      18,584

Carnival Corporation -Common Stock   143658102    6,475,449   260,970   X                                    213,190   -      47,780

Cintas corp          -Common Stock   172908105   11,224,932   286,438   X                                    246,523   -      39,915

Cisco Systems Inc.   -Common Stock   17275R102   36,658,964   474,163   X                                    357,033   -     117,130

Clear Channel        -Common Stock   184502102      376,393     5,450   X                                      3,900   -       1,550
 Communications

Computer Associates  -Common Stock   204912109    9,935,298   167,860   X                                    144,390   -      23,470

Computer Sciences    -Common Stock   205363104    9,283,341   117,325   X                                    113,385   -       3,940
Corp

ConAgra Inc          -Common Stock   205887102    9,810,428   541,265   X                                    483,385   -      57,880

Concord EFS Inc      -Common Stock   206197105    7,512,424   327,510   X                                    276,720   -      50,790

Conoco Inc - Cl A    -Common Stock   208251306      334,900    13,600   X                                     11,600   -       2,000

CVS Corporation      -Common Stock   126650100      315,529     8,400   X                                      7,200   -       1,200

Disney Walt Co       -Common Stock   254687106      231,000     5,600   X                                      5,600   -           0
Corporation

Ecolab Inc           -Common Stock   278865100    9,505,127   259,080   X                                    227,140   -      31,940

EMC Corp./ Mass      -Common Stock   268648102   19,024,992   150,992   X                                    111,162   -      39,830

Emerson Electric     -Common Stock   291011104   11,298,572   212,679   X                                    188,334   -      24,345

Enron Corporation    -Common Stock   293561106      374,375     5,000   X                                      5,000   -           0

Ercsson L M Tel Co   -Common Stock   294821400      300,202     3,200   X                                      3,200   -           0
 SP ADR

Exxon Mobil          -Common Stock   302290101    1,231,732    15,804   X                                      8,054   -       7,750
   Corporation

Fannie Mae           -Common Stock   313586109    8,595,596   151,965   X                                    133,130   -      18,835

Freddie Mac          -Common Stock   313400301      541,745    12,260   X                                      1,300   -      10,960

Gannett Company      -Common Stock   364730101   11,680,843   165,980   X                                    144,355   -      21,625

General Electric Co  -Common Stock   369604103   28,163,923   180,973   X                                    158,693   -      22,280

Genuine Parts        -Common Stock   372460105   10,674,727   447,109   X                                    395,909   -      51,200

Gentex Corp          -Common Stock   371901109    9,748,496   263,025   X                                    225,265   -      37,760

Grainger WW Inc      -Common Stock   384802104   12,189,812   224,697   X                                    195,617   -      29,080

GTE Coporation       -Common Stk P0  362320103    1,856,082    26,142   X                                     26,142   -           0

Harley-Davidson Inc  -Common Stk P0  412822108   12,562,284   158,265   X                                    122,945   -      35,320

Hewlett Packard      -Common Stock   428236103   12,548,184    94,436   X                                     75,856   -      18,580

Home Depot Inc       -Common Stock   437076102    9,680,805   150,090   X                                    142,885   -       7,205

Honeywell Interna-   -Common Stock   438516106      578,883    10,987   X                                      8,137   -       2,850
  tional Inc

I2 Technologies Inc  -Common Stock   465754109      311,419     2,550   X                                      2,250   -         300

Illinois Tool        -Common Stock   452308109   15,137,561   273,983   X                                    245,328   -      28,655
Works

Infinity Broad       -Common Stock   45662S102      472,675    14,600   X                                     10,300   -       4,300
casting CP New

Ingersoll-Rand Co    -Common Stock   456866102      415,950     9,400   X                                      6,700   -       2,700

Intel Corp           -Common Stock   458140100   28,967,252   219,552   X                                    191,206   -      28,346

Interpublic Group Co -Common Stock   460690100      415,800     8,800   X                                      7,500   -       1,300

Keycorp - New        -Common Stock   493267108   10,240,810   538,990   X                                    480,975   -      58,015

Jefferson Pilot      -Common Stock   493267108   12,318,482   185,065   X                                    163,975   -      21,090

Johnson Control Inc  -Common Stock   478366107      882,308    16,320   X                                      6,620   -       9,700

Johnson &            -Common Stock   478160104    7,407,863   105,450   X                                     92,960   -      12,490
 Johnson Co

Kohls Corporation    -Common Stock   500255104   13,364,463   130,385   X                                    112,045   -      18,340

Linear Technology    -Common Stock   535678106    1,100,000    20,000   X                                     20,000   -           0
  Corp

Lucent Technologies  -Common Stock   549463107      396,900     6,480   X                                          0   -       6,480
   Inc

MBNA Corporation     -Common Stock   55262L100    1,566,465    61,430   X                                      2,500   -      58,930

McDonalds Corp       -Common Stock   580135101      382,720    10,240   X                                        840   -       9,400

MCI Worldcom Inc     -Common Stock   55268B106      435,005     9,600   X                                      7,150   -       2,450

Medtronic Inc        -Common Stock   585055106   13,195,390   256,530   X                                    207,940   -      48,590

Merck & Co           -Common Stock   589331107   17,545,218   282,418   X                                    252,538   -      29,880

Microchip Tech-      -Common Stock   595017104      249,850     3,800   X                                      3,500   -         300
 nology Inc

Microsoft Corp.      -Common Stock   594918104   18,634,125   175,380   X                                    157,670   -      17,710

Morgan Stanley       -Common Stock   617446448   12,181,796   146,990   X                                    140,830   -       6,160
  Dean Witter Discover

Newell Rubbermaid    -Common Stock   651229106    9,288,350   374,334   X                                    331,164   -      43,170
  Inc

Northern Trust corp  -Common Stock   665859104    1,553,949    23,000   X                                     19,600   -       3,400

New York Times       -Common Stock   650111107      429,380    10,000   X                                          0   -      10,000
 Class A

Omnicom Group, Inc   -Common Stock   681919106   12,684,315   135,480   X                                    113,440   -      22,040

Oracle Systems       -Common Stock   68389X105   27,791,053   356,008   X                                    327,888   -      28,120
Corporation

Paychex Inc          -Common Stock   704326107   15,437,008   294,740   X                                    240,785   -      53,955
Group

Pepsico Inc          -Common Stock   713448108      409,781    11,750   X                                      8,800   -       2,950

Pfizer Inc           -Common Stock   717081103    1,116,678    31,400   X                                          0   -      31,400

Pitney Bowes         -Common Stock   724479100      925,935    20,720   X                                      5,620   -      15,100

Praxair Inc          -Common Stock   74005P104    8,821,836   211,936   X                                    201,026   -      10,910

Procter & Gamble     -Common Stock   742718109      270,635     4,790   X                                      4,040   -         750

Providian            -Common Stock   74406A102    8,903,318   102,780   X                                     98,760   -       4,020
 Financial Corp

Royal Dutch          -Common Stk P2  780257804   10,857,108   187,797   X                                    161,977   -      25,820
 Petroleum

Schering Plough      -Common Stock   806605101   10,628,405   286,287   X                                    247,057   -      39,230
  Corp

Schlumberger LTd     -Common Stock   806857108    9,309,668   121,695   X                                    114,825   -       6,870

Shell Trans &        -Common Stock   822703609   11,771,833   239,933   X                                    210,008   -      29,925
New York Trading
PLC Sh

Sherwin Williams     -Common Stock   824348106   11,611,289   524,804   X                                    462,804   -      62,000

Sigma-Aldrich        -Common Stock   826552101    9,430,491   350,902   X                                    308,627   -      42,275

Solectron Corpor-    -Common Stock   834182107   11,679,986   291,090   X                                    276,870   -      14,220
  ation

Southtrust           -Common Stock   844730101    9,811,564   385,705   X                                    338,515   -      47,190
Corporation

Sun Microsystems     -Common Stock   866810104   26,620,085   284,090   X                                    237,690   -      46,400

Sybron Intl Corp     -Common Stock   87114F106   11,871,005   409,345   X                                    354,395   -      54,950

Sysco Corporation    -Common Stock   871829107   24,447,269   676,741   X                                    581,796   -      94,945

Target Corporation   -Common Stk P0  87612E106      455,975     6,100   X                                      5,200   -         900

Tellabs Inc          -Common Stk P0  879664100   11,843,511   188,040   X                                    146,200   -      41,840

Texas Instruments    -Common Stock   882508104      464,000     2,900   X                                      2,500   -         400
  Inc

Tyco International   -Common Stock   902124106    8,693,680   173,440   X                                    167,610   -       5,830
  ltd

U S Bancorp          -Common Stock   902973106    1,258,688    57,540   X                                          0   -       7,540


US West Inc          -Common Stock   91273H101      312,288     4,300   X                                      3,100   -       1,200

USX Marathon         -Common Stock   902905827      239,780     9,200   X                                      7,900   -       1,300
 Group Inc

Vitesse Semi-        -Common Stock   928497106      423,500     4,400   X                                      3,000   -       1,400
Conductor Corp

Walgreen Co          -Common Stock   931422109    9,017,779   350,205   X                                    282,975   -      67,230

Walmart Stores       -Common Stock   931142103   12,541,983   221,982   X                                    189,467   -      32,515

Wells Fargo Company  -Common Stock   949746101      949,475    23,300   X                                          0   -      23,300

Wm Wrigley Jr Co     -Common Stock   982526105      353,340     4,600   X                                      4,600   -           0
